Stock Option and Award Plans and Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock Option and Award Plans and Stock-Based Compensation

7. Stock Option and Award Plans and Stock-Based Compensation:

The SunGard 2005 Management Incentive Plan (“Plan”) as amended from time to time was established to provide long-term equity incentives. The Plan authorizes the issuance of equity subject to awards made under the Plan for up to 70 million shares of Class A common stock and 7 million shares of Class L common stock of SCC and 2.5 million shares of preferred stock of SCCII.

Under the Plan, awards of time-based and performance-based options have been granted to purchase “Units” in the Parent Companies. Each “Unit” consists of 1.3 shares of Class A common stock and 0.1444 shares of Class L common stock of SCC and 0.05 shares of preferred stock of SCCII. The shares comprising a Unit are in the same proportion as the shares issued to all stockholders of the Parent Companies. Options on Units cannot be separately exercised for the individual classes of stock. Beginning in 2007, hybrid equity awards generally were granted under the Plan, which awards are composed of restricted stock units (“RSUs”) for Units in the Parent Companies and options to purchase Class A common stock in SCC. Currently, equity awards are granted for RSUs. All awards under the Plan are granted at fair market value on the date of grant.

Time-based options granted prior to May 2011 vest over five years as follows: 25% one year after date of grant, and 1/48th of the remaining balance each month thereafter for 48 months. Time-based RSUs granted prior to May 2011 vest over five years as follows: 10% one year after date of grant, and 1/48th of the remaining balance each month thereafter for 48 months. Time-based options and RSUs granted in May 2011 or later vest over four years as follows: 28% one year after date of grant, and 2% each month thereafter for 36 months. Performance-based options and RSUs are earned upon the attainment of certain annual or cumulative earnings goals based on Internal EBITA (defined as operating income before amortization of acquisition-related intangible assets, stock compensation expense and certain other items) targets for the Company during a specified performance period. For awards granted prior to May 2011, the performance period was generally five years. For awards granted in 2011 (but after May 2011), the performance period is 18 months. Time-based and performance-based options can partially or fully vest upon a change of control and certain other termination events, subject to certain conditions, and expire ten years from the date of grant. Once vested, time-based and performance-based RSUs become payable in shares upon the first to occur of a change of control, separation from service without cause, or the date that is five years (ten years for modified performance-based RSUs) after the date of grant.

During the third quarter of 2009, the Company amended the terms of unvested performance awards granted prior to 2009 by (i) reducing performance targets for 2009 and 2010 to budgeted Internal EBITA, (ii) reducing the number of shares that are earned at the reduced targets, (iii) delaying vesting of earned shares, and, (iv) in the case of certain RSUs, increasing the length of time for distribution, or release, of vested awards. Excluding the 15 senior executive management award holders at that time, all 290 award holders participated in the amendments. During the fourth quarter of 2009, senior executive management’s performance awards were amended consistent with non-senior executive awards and in addition were amended to modify or add, as applicable, vesting on return-on-equity basis terms. All amended equity awards were revalued at the modification dates at the respective fair market value. There was no expense recognized as a result of the modifications.

During the second quarter of 2010, the Company amended the terms of all unvested performance awards outstanding with performance periods after 2010 by reducing the performance targets for those periods to the budgeted Internal EBITA for the applicable year. All 280 award holders participated in the amendments, and there was no expense recognized as a result of the modification.

The total fair value of options that vested for 2009, 2010 and 2011 was $24 million, $18 million and $8 million, respectively. The total fair value of RSUs that vested for the years 2009, 2010 and 2011 was $10 million, $13 million and $22 million, respectively. At December 31, 2010 and 2011, approximately 0.8 million and 1.6 million RSUs, respectively, were vested.

The fair value of option Units granted in each year using the Black-Scholes pricing model and related assumptions follow:

	Year ended December 31,
	2009	2010	2011
Weighted-average fair value on date of grant	$7.64	$7.37	$9.76
Assumptions used to calculate fair value:
Volatility	43%	36%	43%
Risk-free interest rate	2.1%	1.9%	1.6%
Expected term	5.0 years	5.0 years	5.0 years
Dividends	zero	zero	zero

The fair value of Class A options granted in each year using the Black-Scholes pricing model and related assumptions follow:

	Year ended December 31,
	2009	2010
Weighted-average fair value on date of grant	$0.28	$0.23
Assumptions used to calculate fair value:
Volatility	81%	156%
Risk-free interest rate	2.3%	2.1%
Expected term	5.0 years	5.0 years
Dividends	zero	zero

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Since the Company is not publicly traded, the Company utilizes equity valuations based on (a) stock market valuations of public companies in comparable businesses, (b) recent transactions involving comparable companies and (c) any other factors deemed relevant. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatilities are based on implied volatilities from market comparisons of certain publicly traded companies and other factors. The expected term of stock options granted is derived from historical experience and expectations and represents the period of time that stock options granted are expected to be outstanding. The requisite service period is generally four or five years from the date of grant.

For 2009, 2010 and 2011, the Company included non-cash stock compensation expense of $31 million, $29 million and $33 million, respectively, in sales, marketing and administration expenses (in continuing operations). In each of 2009, 2010 and 2011, the Company included non-cash stock compensation expense of $2 million in income (loss) from discontinued operations. At December 31, 2011, there is approximately $4 million and $61 million, respectively, of unearned non-cash stock-based compensation related to time-based options and RSUs that the Company expects to record as expense over a weighted average of 1.5 and 3.8 years, respectively. In addition, at December 31, 2011, there is approximately $7 million and $41 million, respectively, of unearned non-cash stock-based compensation related to performance-based options and RSUs that the Company could record as expense over a weighted average of 2.1 and 2.8 years, respectively, depending on the level of achievement of financial performance goals. Included in the performance award amounts above are approximately 270,000 option Units ($1.5 million), 224,000 class A options ($0.3 million) and 112,000 RSUs ($2.2 million) that were earned during 2009 and 2010, but that will vest monthly during 2012 and 2013. For time-based options and RSUs, compensation expense is recorded on a straight-line basis over the requisite service period of four or five years. For performance-based options and RSUs, recognition of compensation expense starts when the achievement of financial performance goals becomes probable and is recorded over the remaining service period.

The following table summarizes option/RSU activity:

	Units
	Options (in millions)	Weighted- Average Price	RSUs (in millions)	Weighted- Average Price	Class A Options (in millions)	Weighted- Average Price
Outstanding at December 31, 2008	31.8	$16.24	3.7	$23.07	9.4	$2.47
Granted	0.4	19.00	1.5	19.10	3.7	0.42
Exercised / released	(1.7)	10.56	—		—
Canceled	(2.5)	18.14	(0.2)	23.36	(0.6)	2.50

Outstanding at December 31, 2009	28.0	16.46	5.0	21.87	12.5	1.86
Granted	0.2	21.32	2.3	21.23	2.0	0.25
Exercised / released	(0.7)	11.94	(0.1)	22.86	—
Canceled	(1.3)	18.09	(0.8)	22.16	(2.1)	1.97

Outstanding at December 31, 2010	26.2	16.54	6.4	21.59	12.4	1.58
Granted	0.2	24.74	2.4	24.40	—
Exercised / released	(2.0)	10.39	(0.3)	21.92	—
Canceled	(4.2)	18.05	(0.9)	21.41	(2.4)	1.48

Outstanding at December 31, 2011	20.2	16.93	7.6	22.50	10.0	1.60

Included in the table above are 2.8 million option Units (weighted-average exercise price of $18.54), 1.0 million RSUs (weighted-average price of $21.82) and 1.9 million Class A options (weighted-average exercise price of $1.93) that have not vested and for which the performance period has ended. These options and RSUs may be canceled in the future.

Shares available for grant under the 2005 plan at December 31, 2011 were approximately 18.8 million shares of Class A common stock and 2.4 million shares of Class L common stock of SCC and 0.9 million shares of preferred stock of SCCII.

The total intrinsic value of options exercised during the years 2009, 2010 and 2011 was $16 million, $7 million and $25 million, respectively.

Cash proceeds received by SCC, including proceeds received by SCCII, from exercise of stock options was $5 million, $1 million and $0.3 million in 2009, 2010 and 2011, respectively. Cash proceeds received by SCCII from exercise of stock options was $1 million in 2009, $0.4 million in 2010 and $0.08 million in 2011. Cash proceeds received by SCC, including proceeds received by SCCII, from purchases of stock were $6 million in 2011. Cash proceeds received by SCCII from purchases of stock were $3 million in 2011.

The tax benefit from options exercised during 2009, 2010 and 2011 was $6 million, $2 million and $9 million, respectively. The tax benefit from release of RSUs during 2009, 2010 and 2011 was $0.1 million, $0.8 million and $2 million, respectively. The tax benefit is realized by SCC since SCC files as a consolidated group which includes SCCII and SunGard.

The following table summarizes information as of December 31, 2011 concerning options for Units and Class A shares that have vested and that are expected to vest in the future:

	Vested and Expected to Vest			Exercisable
Exercise Price	Number of Options Outstanding (in millions)	Weighted-average Remaining Life (years)	Aggregate Intrinsic Value (in millions)	Number of Options (in millions)	Weighted-average Remaining Life (years)	Aggregate Intrinsic Value (in millions)
Units
$ 4.50	2.14	2.0	$35	2.14	2.0	$35
18.00-24.51	13.97	4.0	34	13.20	3.8	33

Class A Shares
0.21 - 0.44	3.01	8.0	—	1.32	7.9	—
1.4148	0.57	6.9	—	0.37	6.9	—
2.22 - 3.06	3.29	6.2	—	2.51	6.2	—